UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar year or quarter ended: September 30, 2000

Institutional Investment Manager Filing this Report:

Name:		Pecks Management Partners Ltd.
Address:	One Rockefeller Plaza, Suite 900
		New York, NY 10020

13F File Number:	28-7336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		Robert J. Cresci
Title:	Principal
Phone: 	(212) 332-1333
Signature, Place, and Date of Signing:

Robert J. Cresci   New York, New York    November 7, 2000

Report Type:
13F Holdings Report

Include below the name and 13F file numbers of ALL Institutional Investment
Managers:

None

I am signing this report as required by the Securities and Exchange Act of 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$1,916,500

List of other included Managers:

No.	13F File Number		Name

01	28-7336			Pecks Management Partners Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Continucare Corp CSN 144R      CONV             212172aa8     3293  3292683 PRN      SOLE                  3292683
Castle Dental Centers Inc Comm COM              14844p105     1769 913243.000SH      SOLE               913243.000
Continucare Corp Common Stock  COM              212172100     2871 5103657.000SH     SOLE              5103657.000
E-Stamp Common Stock           COM              269154100      659 727448.750SH      SOLE               727448.750
Film Roman Inc Common Stock    COM              317234102     1169 1168971.000SH     SOLE              1168971.000
JFAX Communications Inc Common COM              477366108     2898 2207698.000SH     SOLE              2207698.000
Metrocall Common Stock         COM              591647102       37 12317.000SH       SOLE                12317.000
Page America Group Inc Common  COM              695465302        0 152156.000SH      SOLE               152156.000
TOR Minerals Intl (Hitox) Comm COM              890878101      200 100000.000SH      SOLE               100000.000
Hybridon Inc 6.50% SerA Cvt Pf PFD              44860m884     5370   125755 SH       SOLE                   125755
Intellicorp Inc Common Stock   COM              458153103      899   757346 SH       SOLE                   757346